STOCK-BASED COMPENSATION PLANS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCK-BASED COMPENSATION PLANS
Authorized number of shares to be granted under the Stock Incentive Plan	37,200
Remaining shares available for grant	7,000
Vesting period	3 years
Compensation cost from continuing operations	$ 29	$ 27	$ 28
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements	$ 6	$ 6	$ 7
Stock options
STOCK-BASED COMPENSATION PLANS
Vesting period	2 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)	2.30%	2.40%	2.80%
Expected volatility (as a percent)	57.60%	60.30%	62.50%
Risk-free interest rate (as a percent)	1.40%	1.70%	1.00%
Expected life of stock options granted during the period	5 years 10 months 24 days	5 years 8 months 12 days	5 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)	8,781
Granted (in shares)	1,011
Exercised (in shares)	(49)
Forfeited (in shares)	(199)
Outstanding at the end of the period (in shares)	9,544	8,781
Exercisable at the end of the period (in shares)	7,449
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 14.84
Granted (in dollars per share)	22.21
Exercised (in dollars per share)	16.43
Forfeited (in dollars per share)	19.70
Outstanding at the end of the period (in dollars per share)	15.51	$ 14.84
Exercisable at the end of the period (in dollars per share)	$ 13.95
Outstanding, Weighted Average Remaining Contractual Term	4 years 9 months 18 days
Exercisable, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Outstanding, Aggregate Intrinsic Value	$ 17
Exercisable, Aggregate Intrinsic Value	$ 17
Weighted-average grant-date fair value of stock options granted (in dollars per share)	$ 9.81	$ 9.63	$ 7.93
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 11
Weighted-average period over which cost is expected to be recognized		1 year 9 months 18 days
Total intrinsic value of stock options exercised	$ 0	$ 14	$ 14
Maximum | Stock options
STOCK-BASED COMPENSATION PLANS
Contractual term	10 years